Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2011
Shareholders' equity [Abstract]
Shareholders' equity
Changes in shareholders' equity during the six months ended June 30, 2011 were as follows:

	Common shares		Additional		Accumulated other	Total
(in thousands)	Number of shares	Par value	paid-in capital	Retained earnings	comprehensive loss	shareholders' equity
Balance, December 31, 2010	51,338	$51,338	$62,915	$161,957	$(50,012)	$226,198
Net income	-	-	-	68,029	-	68,029
Cash dividends	-	-	-	(25,663)	-	(25,663)
Common shares issued	423	423	6,371	-	-	6,794
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	-	-	4,300	-	-	4,300
Tax impact of share-based awards	-	-	279	-	-	279
Common shares repurchased	(673)	(673)	(17,313)			(17,986)
Other common shares retired	(62)	(62)	(1,553)	-	-	(1,615)
Fair value of share-based compensation	-	-	2,856	-	-	2,856
Amortization of postretirement prior service credit, net of tax	-	-	-	-	(1,165)	(1,165)
Amortization of postretirement net actuarial losses, net of tax	-	-	-	-	1,685	1,685
Amortization of loss on derivatives, net of tax(1)	-	-	-	-	1,035	1,035
Net unrealized gain on marketable securities, net of tax	-	-	-	-	10	10
Currency translation adjustment	-	-	-	-	886	886
Balance, June 30, 2011	51,026	$51,026	$57,855	$204,323	$(47,561)	$265,643

(1) Relates to interest rate locks executed in 2004 and 2002. See “Note 6: Derivative financial instruments” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Accumulated other comprehensive loss
Accumulated other comprehensive loss was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Postretirement and defined benefit pension plans:
Unrealized prior service credit	$14,486	$15,651
Unrealized net actuarial losses	(66,658)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,172)	(52,692)
Loss on derivatives, net of tax	(3,487)	(4,522)
Unrealized gain on marketable securities, net of tax	23	13
Currency translation adjustment	8,075	7,189
Accumulated other comprehensive loss	$(47,561)	$(50,012)